Merrill Lynch Latin America Fund, Inc.

                                        March 27, 1997


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Latin America Fund, Inc.
          Post-Effective Amendment No. 7 to
          the Registration Statement on Form N-1A
          (File Nos. 33-41622 and 811-6349)
          ----------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Latin America Fund, Inc. (the "Company") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Company's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 7 to the Company's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 24, 1997.

                              Very truly yours,

                              MERRILL LYNCH LATIN
                              AMERICA FUND, INC.



                              By:  /s/ MARK B. GOLDFUS
                                   --------------------------
                                   Mark B. Goldfus
                                   Secretary